AXS Alternative Growth Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 72.6%
$9,500	UMB Bank demand deposit, 0.01%	$9,500
Number of Shares
6,639,689	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01%[1]	6,639,689
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,649,189)	6,649,189
	TOTAL INVESTMENTS — 72.6%
	(Cost $6,649,189)	6,649,189
	Other Assets in Excess of Liabilities — 27.4%	2,506,205
	TOTAL NET ASSETS — 100.0%	$9,155,394

[1]	The rate is the annualized seven-day yield at period end.

AXS Alternative Growth Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Notional Value	Value at December 31, 2021	Unrealized Appreciation (Depreciation)
42	S&P 500 E-Mini	March 2022	$9,785,206	$9,992,850	$207,644
TOTAL FUTURES CONTRACTS			$9,785,206	$9,992,850	$207,644

AXS Alternative Growth Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

SWAP CONTRACT

TOTAL RETURN SWAP

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Financing Rate[1]	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Deutsche Bank	AXS Alternative Growth Fund Custom Basket[2]	Receive	0.50% of Notional Value	June 1, 2023	$16,302,771	$(729,363)
TOTAL SWAP CONTRACT						$(729,363)

[1]	Financing rate is based upon predetermined notional amounts.
[2]	This investment is a holding of the AXS Alternative Growth Fund Limited.

AXS Alternative Growth Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Total Return Swap Top 50 Holdings^

FUTURES CONTRACTS

Number of Long Contracts	Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
47	90 Day Bank Accepted Bill Future	Mar-23	$8,313,053	$8,338
31	Three Month Canadian Bankers Acceptance Future	Sep-22	6,031,133	(4,432)
34	90 Day Bank Accepted Bill Future	Jun-23	5,972,373	14,423
24	Eurodollar	Dec-22	5,865,515	(7,009)
15	3 Month SONIA Index Futures	Dec-22	5,061,814	(3,826)
27	90 Day Bank Accepted Bill Future	Dec-22	4,831,455	10,467
16	Eurodollar	Jun-23	3,972,540	(732)
38	Brent Crude Monthly Future	Feb-22	3,008,808	215,848
15	Three Month Canadian Bankers Acceptance Future	Jun-22	2,953,512	3,332
10	3 month Euro (EURIBOR)	Mar-22	2,735,570	243
7	3 Month SONIA Index Futures	Sep-22	2,508,987	(1,030)
12	Three Month Canadian Bankers Acceptance Future	Dec-22	2,257,931	(3,028)
16	10 year US Treasury Notes	Mar-22	2,076,482	2,313
7	Eurodollar	Mar-23	1,808,718	(716)

Number of Short Contracts	Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
(71)	90 Day Bank Accepted Bill Future	Mar-22	$(12,620,101)	$1,600
(47)	Three Month Canadian Bankers Acceptance Future	Mar-22	(9,311,729)	315
(35)	Eurodollar	Mar-22	(8,799,797)	6,148
(25)	Eurodollar	Sep-24	(6,104,612)	(2,683)
(20)	Eurodollar	Dec-22	(4,867,922)	1,594
(17)	3 month Euro (EURIBOR)	Dec-22	(4,858,011)	2,157
(14)	3 Month SONIA Index Futures	Jun-22	(4,723,751)	1,209
(43)	Brent Crude Monthly Future	Jan-22	(3,369,980)	(133,910)
(10)	3 month Euro (EURIBOR)	Sep-23	(2,767,990)	3,652
(7)	3 Month SONIA Index Futures	Mar-23	(2,183,683)	2,693
(14)	EUR/USD	Mar-22	(1,968,879)	(8,448)
(8)	2 year US Treasury Notes	Mar-22	(1,842,528)	481

OPTIONS ON CURRENCY

	Put/Call	Description	Expiration Date	Strike Price	Notional Value	Unrealized Appreciation (Depreciation)
Purchased
	Put	JPY/AUD	Apr-22	$70.00	$7,109,265	$4,600
	Put	JPY/GBP	Apr-22	136.00	3,547,599	2,054
	Put	JPY/USD	Mar-22	111.50	2,795,951	7,021
	Put	JPY/CAD	Mar-22	78.00	2,543,229	983
	Put	JPY/AUD	Mar-22	70.00	2,437,462	876
	Call	CAD/EUR	Apr-22	1.59	2,384,667	1,289
	Call	CAD/EUR	Apr-22	1.53	2,384,667	5,118
	Call	ZAR/USD	Mar-22	17.50	2,096,963	15,449
	Put	USD/EUR	Jan-22	1.14	1,987,222	12,148
	Put	JPY/GBP	Mar-22	138.50	1,892,053	842
	Put	NOK/USD	Jan-22	7.85	1,747,469	-

Written
	Put	JPY/AUD	Apr-22	70.00	(7,109,265)	(4,600)
	Put	USD/EUR	May-22	1.06	(3,974,444)	(4,707)
	Put	JPY/GBP	Apr-22	136.00	(3,547,599)	(2,054)
	Put	JPY/USD	Mar-22	111.50	(2,795,951)	(7,021)
	Put	JPY/CAD	Mar-22	78.00	(2,543,229)	(983)
	Put	JPY/AUD	Mar-22	70.00	(2,437,462)	(876)
	Call	CAD/EUR	Apr-22	1.59	(2,384,667)	(1,289)
	Call	CAD/EUR	Apr-22	1.53	(2,384,667)	(5,118)
	Call	ZAR/USD	Mar-22	17.50	(2,096,963)	(15,449)
	Put	AUD/GBP	May-22	1.72	(1,892,053)	(2,535)
	Put	JPY/GBP	Mar-22	138.50	(1,892,053)	(842)

OPTIONS ON FUTURES CONTRACTS

	Put/Call	Description	Expiration Date	Strike Price	Notional Value	Unrealized Appreciation (Depreciation)
Purchased
	Call	Eurodollar	Jun-22	$99.25	$3,435,046	$2,077

Written
	Call	Eurodollar	Jun-22	99.00	3,426,393	(822)

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
GBP - Pound Sterling
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
USD - U.S. Dollar
ZAR - South African Rand

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.